Debt (Tables)	12 Months Ended
Dec. 31, 2020
Debt Disclosure [Abstract]
Summary of maturities of long-term debt
The following table summarizes the Company’s stated debt maturities and scheduled principal repayments as of December 31, 2020 (in thousands):

Year	Term Loan	Unsecured Debt	Total
2021	$3,041	$—	$3,041
2022	45,608	—	45,608
2023	—	20,000	20,000

	48,649	20,000	68,649
(Discounts), premiums and (debt costs), net	(745)	(198)	(943)

	$47,904	$19,802	$67,706